Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NotE 11:- Intangible Assets, Net

a.	Intangible assets, net, are comprised of the following as of the below dates:

	Customer relationship	Capitalized Software costs	Acquired technology	Other	Total
Cost:

Balance as of January 1, 2025	$352,375	$293,731	$132,366	$13,823	$792,295
Measurement period adjustments	(436)	-	(811)	61	(1,186)
Initially consolidated company	32,841	-	30,139	-	62,980
Purchases	-	10,121	1,547	39	11,707
Disposals	-	-	-	-	-
Loss of Control	(79,958)	(136,633)	(97,024)	(1,505)	(315,120)
Exchange rate differences from translation of foreign operations	34,765	6,730	7,660	2,112	51,267

Balance as of December 31, 2025	$339,587	$173,949	$73,877	$14,530	$601,943

Accumulated amortization:

Balance as of January 1, 2025	$222,635	$249,913	$95,518	$7,153	$575,219
Measurement period adjustments	-	-	-	61	61
Amortization	50,319	11,205	16,241	1,289	79,054
Loss of Control	(42,136)	(109,055)	(71,605)	(1,505)	(224,301)
Exchange rate differences from translation of foreign operations	19,571	2,722	743	1,253	24,289

Balance as of December 31, 2025	$250,389	$154,785	$40,897	$8,251	$454,322

Depreciated cost as of December 31, 2025	$89,198	$19,164	$32,980	$6,279	$147,621
	Customer relationship	Capitalized Software costs	Acquired technology	Other	Total
Cost:

Balance as of January 1, 2024	$327,102	$292,868	$100,975	$13,615	$734,560
Measurement period adjustments	3,074	(10,010)	6,937	462	463
Initially consolidated company	24,406	-	24,437	137	48,980
Purchases	159	11,605	568	142	12,474
Disposals	-	(495)	-	(432)	(927)
Exchange rate differences from translation of foreign operations	(2,366)	(237)	(551)	(101)	(3,255)

Balance as of December 31, 2024	$352,375	$293,731	$132,366	$13,823	$792,295

Accumulated amortization:

Balance as of January 1, 2024	$194,914	$244,974	$81,947	$5,797	$527,632
Measurement period adjustments	1,410	(6,225)	4,814	446	445
Amortization	26,876	11,759	9,208	1,481	49,324
Disposals	-	(495)	-	(432)	(927)
Exchange rate differences from translation of foreign operations	(565)	(100)	(451)	(139)	(1,255)

Balance as of December 31, 2024	$222,635	$249,913	$95,518	$7,153	$575,219

Depreciated cost as of December 31, 2024	$129,740	$43,818	$36,848	$6,670	$217,076

c.	Amortization expenses totaled $79,054 $49,324 and $51,265, for the years ended December 31, 2025, 2024 and 2023, respectively. During the year ended December 31, 2025, the Company reassessed the estimated useful lives of certain acquired customer relationship intangible assets related to a non-core activity and revised them accordingly. As a result of this change in accounting estimate, amortization expense increased by approximately $18,705 for the year. The reassessment was based on changes in the expected pattern of economic benefits from these assets, including the impact of changes in technological and market conditions in Israel in recent years, which adversely affected the relevant sector. For further information, see Note 2(17).